Exhibit 99.1

Nissan Auto Lease Trust 2009-A
Monthly Servicer's Report
for the month of July 2009

Collection Period Start	1-Jul-09	Distribution Date	17-Aug-09
Collection Period End	31-Jul-09	30/360 Days	30
Beg. of Interest Period	15-Jul-09	Actual/360 Days	33
End of Interest Period	17-Aug-09

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,410,566,560.08	1,388,932,485.79	1,367,015,390.44	0.9691251
Total Securities		1,410,566,560.08	1,388,932,485.79	1,367,015,390.44	0.9691251
Class A-1 Notes	1.043350%	208,000,000.00	186,365,925.71	164,448,830.36	0.7906194
Class A-2 Notes	2.010000%	304,000,000.00	304,000,000.00	304,000,000.00	1.0000000
Class A-3 Notes	2.920000%	485,000,000.00	485,000,000.00	485,000,000.00	1.0000000
Class A-4 Notes	3.510000%	85,610,000.00	85,610,000.00	85,610,000.00	1.0000000
Certificates	0.000000%	327,956,560.08	327,956,560.08	327,956,560.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	21,917,095.35	178,241.15	105.3706507	0.8569286
Class A-2 Notes	0.00	509,200.00	0.0000000	1.6750000
Class A-3 Notes	0.00	1,180,166.67	0.0000000	2.4333333
Class A-4 Notes	0.00	250,409.25	0.0000000	2.9250000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	21,917,095.35	2,118,017.07

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				18,814,399.82
Monthly Interest				7,898,195.36
Total Monthly Payments				26,712,595.18

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				838,169.00
Aggregate Sales Proceeds Advance				91,641.01
Total Advances				929,810.01

Vehicle Disposition Proceeds:
Reallocation Payments				716,838.94
Repurchase Payments				39,070.80
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				3,114,995.61
Excess Wear and Tear and Excess Mileage				2,065.90
Remaining Payoffs				0.00
Net Insurance Proceeds				735,493.20
Residual Value Surplus				52,668.59
Total Collections				32,303,538.23

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	705,698.94			31
Bankruptcty	-			-
Involuntary Repossession	-			-
Voluntary Repossession	11,140.00			1
Insurance Payoff		725,260.43		37
Customer Payoff			28,059.08	2
Grounding Dealer Payoff			1,829,444.18	81
Dealer Purchase			1,232,055.74	51
Total	716,838.94	725,260.43	3,089,559.00	203

Exhibit 99.1

Nissan Auto Lease Trust 2009-A
Monthly Servicer's Report
for the month of July 2009

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	68,176	1,609,043,500.67	7.40000%	1,388,932,485.79
Total Depreciation Received		(19,951,614.87)		(17,729,149.65)
Principal Amount of Gross Losses	(44)	(926,493.59)		(825,370.53)
Repurchase / Reallocation	(2)	(43,077.37)		(39,070.80)
Early Terminations	(19)	(443,063.02)		(379,184.42)
Scheduled Terminations	(148)	(3,380,608.46)		(2,944,319.95)
Pool Balance - End of Period	67,963	1,584,298,643.36	7.40000%	1,367,015,390.44

Remaining Pool Balance
Lease Payment				550,451,791.23
Residual Value				816,563,599.21
Total				1,367,015,390.44

III. DISTRIBUTIONS

Total Collections					32,303,538.23
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					32,303,538.23

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					833,339.30
3. Reimbursement of Sales Proceeds Advance					93,593.92
4. Servicing Fee:
Servicing Fee Due					1,157,443.74
Servicing Fee Paid					1,157,443.74
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,084,376.96

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					178,241.15

Class A-1 Notes Monthly Interest Paid					178,241.15
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					509,200.00

Class A-2 Notes Monthly Interest Paid					509,200.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					1,180,166.67

Class A-3 Notes Monthly Interest Paid					1,180,166.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

Nissan Auto Lease Trust 2009-A
Monthly Servicer's Report
for the month of July 2009

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	250,409.25

Class A-4 Notes Monthly Interest Paid	250,409.25
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	2,118,017.07
Total Note and Certificate Monthly Interest Paid	2,118,017.07
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	28,101,144.20

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	21,917,095.35

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	21,917,095.35
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,184,048.85

Exhibit 99.1

Nissan Auto Lease Trust 2009-A
Monthly Servicer's Report
for the month of July 2009

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,052,832.80
Required Reserve Account Amount		21,158,498.40
Beginning Reserve Account Balance		14,765,404.23
Additional Cash Infusion		0.00
Reinvestment Income for the Period		10,186.35
Reserve Fund Available for Distribution		14,775,590.58
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,184,048.85
Gross Reserve Account Balance		20,959,639.43
Remaining Available Collections Released to Seller		0.00
Total Ending Reserve Account Balance		20,959,639.43

V. POOL STATISTICS

Weighted Average Remaining Maturity		22.76
Monthly Prepayment Speed		33%
Lifetime Prepayment Speed		33%

	$	units
Recoveries of Defaulted and Casualty Receivables	746,633.20
Securitization Value of Defaulted Receivables and Casualty Receivables	825,370.53	44
Aggregate Defaulted and Casualty Gain (Loss)	(78,737.33)
Pool Balance at Beginning of Collection Period	1,388,932,485.79
Net Loss Ratio	-0.0057%

Cumulative Net Losses for all Periods	-0.0008%	(10,814.26)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	7,676,651.09	363
61-90 Days Delinquent	1,667,750.39	71
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	9,344,401.48	434
60+ Days Delinquencies as Percentage of Receivables	0.12%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	705,698.94	31
Securitization Value	681,183.20
Aggregate Residual Gain (Loss)	24,515.74

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	863,655.46	42
Cumulative Securitization Value	872,520.73
Cumulative Residual Gain (Loss)	(8,865.27)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		244,663.48
Reimbursement of Outstanding Advance		93,593.92
Additional Advances for current period		91,641.01
Ending Balance of Residual Advance		242,710.57

Beginning Balance of Payment Advance		2,080,615.96
Reimbursement of Outstanding Payment Advance		833,339.30
Additional Payment Advances for current period		838,169.00
Ending Balance of Payment Advance		2,085,445.66

Exhibit 99.1

Nissan Auto Lease Trust 2009-A
Monthly Servicer's Report
for the month of July 2009

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No